Distribution of Income from Operations, including Restructuring and Other Items, by Geographical Area (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Income from operations	$ 71,385	$ 59,423	$ 206,191	$ 150,709
Ireland
Segment Reporting Information [Line Items]
Income from operations	56,612	44,022	153,620	98,892
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	3,871	1,121	14,178	15,492
United States
Segment Reporting Information [Line Items]
Income from operations	8,129	10,871	30,576	27,211
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 2,773	$ 3,409	$ 7,817	$ 9,114